PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
PERSONNEL EXPENSES
Schedule of Personnel Expenses

	2018	2019	2020
Salaries and related benefits	8,077	7,945	8,272
Vacation pay, incentives, and other benefits	3,292	3,538	4,321
Periodic pension benefit cost (Note 30)	1,120	840	804
LSA expense (Note 31)	161	290	290
Obligation under the Labor Law (Note 30)	113	136	258
Net periodic post-employment health care benefit cost (Note 30)	335	167	253
Other post-employment benefit cost (Note 30)	32	33	81
Long service employee benefit cost (Note 30)	—	—	53
Others	48	63	58
Total	13,178	13,012	14,390